Schedule of Investments (unaudited) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	$14,872	$14,948,839
4.00%, 02/15/30 (Call 02/15/25)(a)	13,555	14,098,555
4.88%, 01/15/29 (Call 01/15/24)(a)	9,931	10,509,977
5.75%, 02/01/26 (Call 02/01/21)(a)	12,702	13,138,155
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	12,994	12,947,036
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	16,094	16,475,428
5.63%, 02/15/24 (Call 02/15/21)(a)	8,142	8,259,041
6.25%, 06/15/25 (Call 06/15/22)(b)	9,454	10,047,410
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	26,495	28,596,936

		129,021,377

Aerospace & Defense — 2.2%
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	30,962	33,668,079
5.87%, 02/23/22	5,954	6,256,707
6.88%, 05/01/25 (Call 04/01/25)(a)	29,999	34,798,840
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	24,750	24,299,632
5.75%, 10/15/27 (Call 07/15/27)(b)	24,758	26,506,328
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)(b)	17,303	17,303,000
5.38%, 05/01/26 (Call 05/01/21)(b)	11,283	11,593,283
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(a)	16,780	16,155,113
5.50%, 01/15/25 (Call 10/15/22)(b)	11,587	12,289,763
7.50%, 04/15/25 (Call 04/15/22)(a)(b)	30,590	32,714,570
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(b)	21,087	23,920,038
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)(a)	66,224	68,376,280
6.25%, 03/15/26 (Call 03/15/22)(a)(b)	107,527	113,978,620
6.38%, 06/15/26 (Call 06/15/21)(a)	25,597	26,524,571
6.50%, 07/15/24 (Call 07/15/21)(a)	23,342	23,685,265
6.50%, 05/15/25 (Call 05/15/21)	20,702	21,219,550
7.50%, 03/15/27 (Call 03/15/22)(a)	15,550	16,625,542
8.00%, 12/15/25 (Call 04/08/22)(a)(b)	25,034	27,343,762
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)	12,888	13,712,059
Triumph Group Inc.
6.25%, 09/15/24 (Call 09/15/21)(a)(b)	11,669	11,343,727
7.75%, 08/15/25 (Call 08/15/21)(a)	13,609	11,842,923
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	17,178	18,851,996

		593,009,648

Agriculture — 0.3%
JBS Investments II GmbH
5.75%, 01/15/28 (Call 07/30/22)(a)(b)	13,411	14,294,836
7.00%, 01/15/26 (Call 01/15/22)(a)(b)	26,082	28,103,094
Vector Group Ltd.
6.13%, 02/01/25 (Call 02/01/21)(b)	19,427	19,632,478
10.50%, 11/01/26 (Call 11/01/21)(a)(b)	14,582	15,610,213

		77,640,621

Airlines — 0.8%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	12,709	8,357,756
5.00%, 06/01/22(a)(b)	19,156	15,923,425
American Airlines Inc., 11.75%, 07/15/25(a)(b)	63,201	69,837,105

Security	Par (000)	Value

Airlines (continued)
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(a)	$22,673	$21,699,761
3.63%, 03/15/22 (Call 02/15/22)	8,598	8,689,781
3.75%, 10/28/29 (Call 07/28/29)	15,107	14,007,505
3.80%, 04/19/23 (Call 03/19/23)(a)	14,724	14,908,050
4.38%, 04/19/28 (Call 01/19/28)	14,224	13,804,688
7.38%, 01/15/26 (Call 12/15/25)(a)	30,806	34,630,956
United Airlines Holdings Inc., 4.25%, 10/01/22(a)	11,523	11,525,305

		213,384,332

Apparel — 0.4%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	23,579	24,787,424
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	24,158	25,904,019
5.38%, 05/15/25 (Call 05/15/22)(a)(b)	10,528	11,205,793
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)(a)	22,437	23,067,928
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(b)	13,669	14,451,024
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	13,499	14,274,743

		113,690,931

Auto Manufacturers — 3.5%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	15,985	16,104,887
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	11,617	12,283,467
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	13,937	15,544,732
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)(b)	11,002	11,483,338
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23(a)	39,561	42,330,365
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	21,972	22,960,147
8.50%, 04/21/23	83,270	93,366,487
9.00%, 04/22/25 (Call 03/22/25)	86,924	105,638,737
9.63%, 04/22/30 (Call 01/22/30)(a)	27,684	38,478,299
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(a)	7,601	7,617,115
3.09%, 01/09/23(a)	22,517	22,619,903
3.10%, 05/04/23(a)	14,282	14,356,124
3.34%, 03/28/22 (Call 02/28/22)	4,355	4,382,219
3.35%, 11/01/22	18,831	19,040,966
3.37%, 11/17/23(a)	18,495	18,734,708
3.38%, 11/13/25 (Call 10/13/25)	17,295	17,424,712
3.55%, 10/07/22(a)	994	1,004,644
3.66%, 09/08/24(a)	12,962	13,140,227
3.81%, 01/09/24 (Call 11/09/23)(a)	13,206	13,477,194
3.82%, 11/02/27 (Call 08/02/27)(a)	13,294	13,405,176
4.00%, 11/13/30 (Call 08/13/30)	6,975	7,061,281
4.06%, 11/01/24 (Call 10/01/24)(a)	21,958	22,730,608
4.13%, 08/04/25	23,327	24,124,093
4.13%, 08/17/27 (Call 06/17/27)	23,905	24,711,794
4.14%, 02/15/23 (Call 01/15/23)	13,115	13,467,753
4.25%, 09/20/22	16,734	17,149,171
4.27%, 01/09/27 (Call 11/09/26)	17,367	17,969,532
4.38%, 08/06/23(a)	14,032	14,572,671
4.39%, 01/08/26	22,327	23,210,497
4.54%, 08/01/26 (Call 06/01/26)(a)	12,733	13,368,998
4.69%, 06/09/25 (Call 04/09/25)(a)	9,889	10,465,529
5.11%, 05/03/29 (Call 02/03/29)	26,563	28,753,119
5.13%, 06/16/25 (Call 05/16/25)(a)	55,295	59,702,011
5.58%, 03/18/24 (Call 02/18/24)	28,708	30,836,288

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	$12,350	$11,236,030
5.63%, 02/01/23 (Call 02/01/21)(b)	11,808	11,674,963
7.75%, 10/15/25 (Call 10/15/22)(b)	18,415	19,773,106
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/21)(a)(b)	32,064	33,561,389
9.50%, 05/01/25 (Call 04/21/22)(b)	17,450	19,500,375
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/21)(a)(b)	44,563	46,387,855

		953,650,510

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)(b)	24,157	24,361,066
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)(b)	16,012	17,339,727
9.00%, 04/15/25 (Call 04/15/22)(a)(b)	15,453	17,217,677
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/21)(a)	16,518	17,084,237
6.25%, 03/15/26 (Call 03/15/21)(a)	11,908	12,219,759
6.50%, 04/01/27 (Call 04/01/22)(a)	11,430	11,958,638
6.88%, 07/01/28 (Call 07/01/23)(a)	10,174	10,762,184
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)(b)	10,958	11,735,105
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)(b)	24,549	26,086,543
8.50%, 05/15/27 (Call 05/15/22)(a)(b)	51,067	54,899,578
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)(b)	9,464	9,825,210
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	9,632	10,246,040
5.50%, 12/15/24 (Call 12/15/20)(a)	8,457	8,632,060
5.63%, 06/15/28 (Call 06/15/23)(a)	11,564	12,474,665
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	19,586	19,774,130
5.00%, 05/31/26 (Call 05/31/21)(a)	20,266	20,600,186
5.13%, 11/15/23 (Call 12/28/20)(a)	23,298	23,281,633
9.50%, 05/31/25 (Call 05/31/22)	18,113	20,433,418
Tenneco Inc.
5.00%, 07/15/26 (Call 07/15/21)	625	561,531
7.88%, 01/15/29 (Call 01/15/24)(b)	5,998	6,612,795
ZF North America Capital Inc.
4.50%, 04/29/22(b)	15,115	15,608,862
4.75%, 04/29/25(a)(b)	27,263	28,912,733

		380,627,777

Banks — 1.5%
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(a)(c)	11,307	11,926,058
4.13%, 03/09/21 (Call 02/09/21)	395	396,652
4.75%, 02/16/24 (Call 11/16/23)(a)	10,096	10,963,415
5.00%, 08/15/22	22,914	24,374,767
5.00%, 08/01/23	16,973	18,446,014
5.25%, 03/07/25 (Call 12/07/24)	11,417	12,858,396
6.13%, 03/09/28(a)	13,190	16,179,734
Commerzbank AG, 8.13%, 09/19/23(a)(b)	26,145	30,290,802
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(a)(c)	36,099	36,536,736
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)(a)(c)	24,932	25,780,394
5.88%, 07/08/31 (Call 04/08/30)(a)(c)	12,468	14,358,149
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(a)(c)(d)	15,838	15,872,646

Security	Par (000)	Value

Banks (continued)
Freedom Mortgage Corp.
7.63%, 05/01/26 (Call 05/01/23)(b)	$15,480	$15,788,826
8.13%, 11/15/24 (Call 11/15/21)(b)	9,259	9,536,770
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	17,508	18,026,568
Intesa Sanpaolo SpA, 5.02%, 06/26/24(b)	49,897	54,311,188
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	38,377	42,022,746
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	23,873	26,326,958
7.30%, 04/02/34 (Call 04/02/29)(b)(c)	30,588	36,934,799

		420,931,618

Building Materials — 0.9%
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	15,748	16,968,470
6.75%, 06/01/27 (Call 06/01/22)(b)	16,764	18,069,496
Cornerstone Building Brands Inc.
6.13%, 01/15/29 (Call 09/15/23)(a)(b)	14,215	14,987,941
8.00%, 04/15/26 (Call 04/15/21)(a)(b)	14,266	14,970,740
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(a)	27,088	28,703,607
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)(b)	8,701	8,877,351
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	11,974	12,602,635
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	26,807	26,899,216
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	29,050	30,689,582
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	24,822	25,999,221
5.00%, 02/15/27 (Call 02/15/22)(a)(b)	20,997	22,010,683
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	18,642	19,450,339

		240,229,281

Chemicals — 1.4%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)	2	2,095
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)	12,715	12,801,740
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(b)	13,603	14,342,606
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/21)	679	697,673
10.00%, 10/15/25 (Call 10/15/21)	5,246	5,533,711
CF Industries Inc., 3.45%, 06/01/23	14,824	15,427,089
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	12,030	12,511,200
5.75%, 11/15/28 (Call 11/15/23)(b)	17,485	17,790,988
7.00%, 05/15/25 (Call 05/15/21)(a)	17,484	18,090,695
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(a)	17,293	18,269,333
5.25%, 12/15/29 (Call 09/15/29)(a)	17,869	18,745,474
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	24,426	25,305,336
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	10,848	11,234,692
5.25%, 08/01/23 (Call 08/01/21)(a)(b)	9,211	9,240,607
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	27,072	28,221,206
OCI NV
4.63%, 10/15/25 (Call 10/15/22)(a)(b)	7,650	7,965,563
5.25%, 11/01/24 (Call 11/01/21)(b)	16,481	17,129,033
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	14,348	14,952,410
5.13%, 09/15/27 (Call 03/15/22)(a)	9,533	9,905,383
5.63%, 08/01/29 (Call 08/01/24)(a)	19,787	21,294,769

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
9.50%, 06/01/25 (Call 03/01/25)(b)	$12,942	$15,850,025
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/21)(a)(b)	11,297	11,612,375
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	9,339	9,960,510
6.50%, 04/15/26 (Call 04/15/21)(a)(b)	17,465	18,141,419
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	15,741	16,596,260
4.38%, 08/15/25 (Call 08/15/21)(a)	15,397	15,892,271
WR Grace & Co-Conn, 4.88%, 06/15/27 (Call 06/12/23)(b)	18,482	19,403,790

		386,918,253

Commercial Services — 3.6%
ADT Security Corp. (The)
3.50%, 07/15/22(a)	20,859	21,398,425
4.13%, 06/15/23(a)	19,773	20,750,265
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	45,432	48,663,351
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	27,694	30,671,105
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	17,673	19,035,293
7.63%, 09/01/23 (Call 09/01/21)	8,286	8,581,189
7.88%, 12/01/22 (Call 12/01/20)	15,846	15,905,423
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	10,919	10,932,103
10.50%, 05/15/25 (Call 05/15/22)(b)	10,656	12,479,028
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	14,011	14,759,888
5.50%, 07/15/25 (Call 06/18/22)(a)(b)	10,836	11,561,335
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	12,909	12,872,118
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	15,394	17,164,310
Gartner Inc.
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	18,041	18,768,413
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	21,050	22,155,125
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)(b)	32,402	34,099,774
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/05/22)(a)(b)	11,354	11,861,307
5.00%, 06/15/28 (Call 06/15/23)(a)(b)	19,710	20,979,062
MPH Acquisition Holdings LLC, 5.75%, 11/01/28 (Call 11/01/23)(a)(b)	30,555	29,878,971
Nielsen Co Luxembourg SARL (The)
5.00%, 02/01/25 (Call 02/01/21)(a)(b)	12,979	13,348,843
5.50%, 10/01/21 (Call 12/31/20)(a)(b)	2,173	2,162,135
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 04/15/22 (Call 04/15/21)(a)(b)	19,386	19,419,175
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	26,091	27,779,088
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	18,957	20,805,308
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	23,709	23,354,354
5.25%, 04/15/24(a)(b)	19,393	20,487,089
5.75%, 04/15/26(a)(b)	36,147	39,183,648
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	30,951	32,421,172
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(b)	28,290	30,226,411
8.25%, 11/15/26 (Call 11/15/21)(a)(b)	36,750	40,057,500

Security	Par (000)	Value

Commercial Services (continued)
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/21)(a)(b)	$11,293	$11,368,287
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	20,777	22,387,217
9.25%, 04/15/25 (Call 03/16/25)(b)	20,383	23,863,397
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	20,079	20,580,975
4.63%, 12/15/27 (Call 12/15/22)	11,456	12,190,174
5.13%, 06/01/29 (Call 06/01/24)(a)	18,453	20,509,657
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(a)	16,808	17,592,597
3.88%, 02/15/31 (Call 08/15/25)	28,130	29,377,172
4.00%, 07/15/30 (Call 07/15/25)	19,422	20,474,501
4.88%, 01/15/28 (Call 01/15/23)(a)	40,385	43,033,771
5.25%, 01/15/30 (Call 01/15/25)(a)	20,071	22,429,342
5.50%, 05/15/27 (Call 05/15/22)(a)	24,005	25,835,381
5.88%, 09/15/26 (Call 09/15/21)(a)	25,154	26,658,031
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(b)	27,884	30,323,850

		978,385,560

Computers — 1.1%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)(b)	39,888	42,680,160
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)(b)	36,235	37,552,816
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 04/15/21)(a)	12,284	12,253,167
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	14,424	15,820,037
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(a)	22,658	23,327,750
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/14/21)(a)(b)	13,666	4,133,965
NCR Corp.
5.00%, 10/01/28 (Call 08/20/23)(a)(b)	16,471	17,026,896
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	12,148	12,770,585
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	11,811	12,447,810
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	13,655	14,849,130
8.13%, 04/15/25 (Call 04/15/22)(a)(b)	5,120	5,693,314
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25 (Call 06/01/21)(a)(b)	30,137	31,056,179
Vericast Corp., 8.38%, 08/15/22 (Call 02/15/21)(b)	13,506	13,793,003
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(b)	4,435	4,628,962
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	57,193	62,501,225

		310,534,999

Cosmetics & Personal Care — 0.2%
Avon Products Inc., 7.00%, 03/15/23	13,478	14,590,070
Edgewell Personal Care Co.
4.70%, 05/24/22(a)	10,592	10,948,421
5.50%, 06/01/28 (Call 06/01/23)(b)	20,032	21,533,999

		47,072,490

Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	17,921	18,505,156
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	12,524	13,056,270
Avient Corp.
5.25%, 03/15/23(a)	12,017	12,828,147
5.75%, 05/15/25 (Call 05/15/22)(b)	15,208	16,253,550
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/21)(b)	18,428	18,927,683

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
H&E Equipment Services Co., 3.88%, 12/15/28(b)	$21,065	$21,065,000
Performance Food Group Inc., 5.50%, 10/15/27 (Call 10/15/22)(a)(b)	27,384	29,129,730
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(b)	16,616	13,915,900
9.00%, 11/15/26 (Call 11/15/22)(b)	22,828	19,150,156
13.13%, 11/15/27 (Call 11/15/22)(a)(b)	12,047	8,794,310

		171,625,902

Diversified Financial Services — 2.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)(c)	17,521	16,466,157
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	24,447	28,532,768
Genworth Mortgage Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	20,121	21,428,865
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(b)	9,489	9,720,601
5.75%, 09/15/25 (Call 03/15/21)(b)	19,427	20,095,289
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28 (Call 08/15/23)(b)	21,611	22,288,974
6.00%, 01/15/27 (Call 01/15/23)(a)(b)	16,527	17,131,062
9.13%, 07/15/26 (Call 07/15/21)(b)	12,743	13,682,796
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)(a)	18,070	17,896,076
5.50%, 01/25/23	21,314	22,075,875
5.88%, 10/25/24(a)	10,905	11,394,486
6.13%, 03/25/24	25,018	26,545,099
6.50%, 06/15/22(a)	20,595	21,686,535
6.63%, 07/26/21	89	91,179
6.75%, 06/25/25	12,219	13,138,327
6.75%, 06/15/26	13,209	14,174,273
7.25%, 01/25/22(a)	12,361	13,009,952
7.25%, 09/25/23(a)	13,209	14,397,810
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)(b)	37,343	39,070,114
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(a)	20,039	21,892,607
5.63%, 03/15/23	21,585	22,916,892
6.13%, 05/15/22(a)	22,565	23,765,781
6.13%, 03/15/24 (Call 09/15/23)(a)	32,474	35,163,659
6.63%, 01/15/28 (Call 07/15/27)(a)	22,959	26,525,844
6.88%, 03/15/25	27,173	31,085,013
7.13%, 03/15/26	39,950	46,036,382
7.75%, 10/01/21(a)	587	614,882
8.88%, 06/01/25 (Call 06/01/22)(a)	13,060	14,620,670
Quicken Loans LLC, 5.25%, 01/15/28 (Call 01/15/23)(a)(b)	26,797	28,335,183
Quicken Loans LLC/Quicken Loans Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/09/23)(a)(b)	18,695	18,580,773
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	31,398	31,796,083

		644,160,007

Electric — 2.3%
AES Corp. (The)
5.13%, 09/01/27 (Call 09/01/22)(a)	10,566	11,642,675
5.50%, 04/15/25 (Call 04/15/21)(a)	8,438	8,697,047
6.00%, 05/15/26 (Call 05/15/21)(a)	7,720	8,133,792
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(b)	31,059	32,052,431
4.63%, 02/01/29 (Call 02/01/24)(b)	15,081	15,570,024
5.00%, 02/01/31 (Call 02/01/26)(b)	21,589	22,820,249
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	36,162	38,013,494

Security	Par (000)	Value

Electric (continued)
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	$24,693	$25,564,663
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	20,703	22,137,718
5.75%, 10/15/25 (Call 10/15/21)	11,222	11,841,548
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	7,810	8,285,108
4.35%, 04/15/29 (Call 01/15/29)(a)	9,998	11,183,334
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(c)(d)	17,100	18,042,455
5.63%, (Call 01/22/24)(a)(b)(c)(d)	16,903	18,280,594
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	13,519	14,272,684
4.25%, 07/15/24 (Call 04/15/24)(b)	14,980	15,736,640
4.25%, 09/15/24 (Call 07/15/24)(b)	12,274	12,918,385
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	13,100	14,341,981
NRG Energy Inc.
3.38%, 02/15/29 (Call 03/01/24)(b)	3,635	3,712,244
3.63%, 02/15/31 (Call 02/15/26)(b)	8,710	9,020,337
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	16,815	18,360,635
5.75%, 01/15/28 (Call 01/15/23)(a)	19,649	21,443,936
6.63%, 01/15/27 (Call 07/15/21)(a)	26,989	28,471,282
7.25%, 05/15/26 (Call 05/15/21)(a)	21,833	23,147,347
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(a)	25,597	27,317,886
5.25%, 07/01/30 (Call 06/15/25)(a)	24,738	26,884,454
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 06/01/21)	13,378	8,882,573
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	10,796	11,001,124
7.25%, 05/15/27 (Call 05/15/22)(b)	17,495	18,364,501
7.63%, 06/01/28 (Call 06/01/23)(b)	9,538	9,962,243
10.50%, 01/15/26 (Call 01/15/22)(b)	14,420	11,373,631
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	31,023	32,729,265
5.50%, 09/01/26 (Call 09/01/21)(a)(b)	21,160	22,140,766
5.63%, 02/15/27 (Call 02/15/22)(a)(b)	31,193	32,949,166

		615,296,212

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	21,372	21,809,058
4.75%, 06/15/28 (Call 07/01/23)(a)(b)	14,572	15,209,525
7.75%, 01/15/27 (Call 01/15/22)(a)(b)	13,083	14,238,710
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	35,925	39,187,119
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	35,892	40,221,473

		130,665,885

Electronics — 0.3%
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	10,540	11,283,981
5.00%, 10/01/25(a)(b)	16,269	17,935,463
5.63%, 11/01/24(b)	8,486	9,504,320
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	17,292	17,419,126
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	14,588	15,685,163

		71,828,053

Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	10,639	10,971,469
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	15,388	16,691,713

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Energy - Alternate Sources (continued)
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	$17,352	$19,388,857

		47,052,039

Engineering & Construction — 0.4%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	24,200	26,969,555
5.88%, 10/15/24 (Call 07/15/24)	17,634	19,573,740
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	25,087	25,079,160
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	15,146	14,872,339
4.25%, 09/15/28 (Call 06/15/28)(a)	13,278	13,074,088

		99,568,882

Entertainment — 2.8%
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(b)	11,215	8,766,392
10.50%, 04/24/26 (Call 06/15/22)(b)	2,477	1,857,750
12.00%, 06/15/26 (Call 06/15/23)(b)	19,731	5,080,733
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 07/01/22)(a)(b)	83,326	88,638,032
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	44,586	48,900,587
Caesars Resort Collection LLC / CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(b)	24,139	25,534,536
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/21)(b)	43,920	44,064,642
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(a)	14,182	14,536,550
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)(a)	10,326	10,351,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(a)	11,552	11,594,008
5.50%, 05/01/25 (Call 05/01/22)(b)	22,699	23,748,261
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	14,010	14,713,302
5.50%, 04/01/27 (Call 04/01/22)(b)	13,493	14,173,783
Cinemark USA Inc.
4.88%, 06/01/23 (Call 06/01/21)(a)	19,782	18,749,380
5.13%, 12/15/22 (Call 12/15/20)(a)	10,053	9,776,543
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	19,425	20,580,399
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	18,218	18,719,146
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	19,679	21,850,414
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	27,305	30,096,936
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 11/01/21)(b)	12,431	12,442,301
6.38%, 02/01/24 (Call 02/01/21)(a)(b)	13,536	13,922,317
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	25,340	24,991,575
4.88%, 11/01/24 (Call 11/01/21)(a)(b)	13,445	13,338,560
6.50%, 05/15/27 (Call 05/15/23)(b)	28,373	31,440,831
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/21)(a)(b)	30,952	31,841,870
7.00%, 05/15/28 (Call 05/15/23)(b)	16,006	16,646,240
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	13,525	14,387,219
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	29,045	31,153,667
8.63%, 07/01/25 (Call 07/01/22)(a)(b)	13,297	14,344,006
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/21)(a)(b)	23,953	23,731,435
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	14,300	14,371,500

Security	Par (000)	Value

Entertainment (continued)
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(b)	$16,705	$18,029,707
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	23,675	25,034,198
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	12,510	12,211,758
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	12,729	13,126,781
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	18,890	19,153,432
7.75%, 04/15/25 (Call 04/15/22)(a)(b)	15,740	16,906,864

		778,807,470

Environmental Control — 0.3%
Covanta Holding Corp.
5.00%, 09/01/30 (Call 09/01/25)(a)	11,729	12,507,512
5.88%, 07/01/25 (Call 07/01/21)(a)	8,160	8,498,867
6.00%, 01/01/27 (Call 01/01/22)(a)	8,810	9,333,635
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/01/22)(b)	16,545	16,917,263
4.00%, 08/01/28 (Call 08/01/23)(b)	9,585	9,537,075
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	12,150	12,566,707
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	13,742	14,532,337
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,425	1,574,625
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(a)(b)	8,845	9,185,422

		94,653,443

Food — 3.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	20,435	20,564,196
3.50%, 02/15/23 (Call 12/15/22)(b)	15,208	15,588,200
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	19,793	19,690,902
4.63%, 01/15/27 (Call 01/15/22)(b)	27,765	29,147,142
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	25,942	28,372,765
5.75%, 03/15/25 (Call 09/15/21)(a)	22,230	22,991,378
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	18,691	20,209,831
7.50%, 03/15/26 (Call 03/15/22)(b)	16,163	18,142,968
B&G Foods Inc.
5.25%, 04/01/25 (Call 04/01/21)(a)	20,560	21,311,209
5.25%, 09/15/27 (Call 03/01/22)(a)	14,649	15,269,385
JBS USA LUX SA/JBS USA Finance Inc.
5.75%, 06/15/25 (Call 06/15/21)(a)(b)	22,731	23,391,620
6.75%, 02/15/28 (Call 02/15/23)(a)(b)	22,935	25,615,939
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	29,897	33,569,249
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	34,391	39,381,994
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	48,908	50,940,127
3.50%, 06/06/22(a)	3,010	3,136,989
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	22,972	24,718,348
3.88%, 05/15/27 (Call 02/15/27)(b)	34,966	37,840,205
3.95%, 07/15/25 (Call 04/15/25)(a)	38,210	41,955,608
4.00%, 06/15/23 (Call 05/15/23)(a)	6,295	6,731,716
4.25%, 03/01/31 (Call 12/01/30)(b)	35,012	38,788,615
4.63%, 01/30/29 (Call 10/30/28)(a)	29,009	33,118,609
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	18,401	19,151,194
4.88%, 11/01/26 (Call 11/01/21)(b)	18,364	19,108,994

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	$14,361	$15,913,125
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 03/15/21)(a)(b)	21,864	22,437,930
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	23,665	25,525,779
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	44,196	46,212,663
5.00%, 08/15/26 (Call 08/15/21)(b)	37,615	38,906,853
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	17,808	19,400,837
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	23,106	24,579,007
5.75%, 03/01/27 (Call 03/01/22)(b)	29,183	30,751,586
TreeHouse Foods Inc.
4.00%, 09/01/28 (Call 09/01/23)(a)	14,596	14,817,859
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	5,122	5,234,395
U.S. Foods Inc.
5.88%, 06/15/24 (Call 06/15/21)(b)	13,100	13,239,515
6.25%, 04/15/25 (Call 04/15/22)(a)(b)	26,352	27,979,236

		893,735,968

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	13,212	13,471,837
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	12,853	13,190,391
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	29,085	30,611,963
6.38%, 05/01/25 (Call 05/01/22)(a)(b)	35,614	37,772,208

		95,046,399

Forest Products & Paper — 0.0%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)(a)	13,260	13,740,675

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	14,562	15,939,322
5.63%, 05/20/24 (Call 03/20/24)(a)	14,950	16,332,875
5.75%, 05/20/27 (Call 02/20/27)	13,506	15,341,465
5.88%, 08/20/26 (Call 05/20/26)(a)	19,030	21,329,458

		68,943,120

Hand & Machine Tools — 0.1%
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)(b)	11,153	11,558,845
6.38%, 02/15/26 (Call 02/15/22)(a)(b)	12,880	13,813,800

		25,372,645

Health Care - Products — 0.5%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(b)	41,651	43,813,649
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	23,914	24,302,603
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	11,409	12,114,932
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	18,392	19,630,701
7.38%, 06/01/25 (Call 06/01/22)(a)(b)	9,757	10,433,300
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	16,571	17,465,834
4.63%, 11/15/27 (Call 11/15/22)(a)	13,720	14,566,112
4.88%, 06/01/26 (Call 06/01/21)(a)	6,787	7,058,480

		149,385,611

Health Care - Services — 7.0%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	12,720	13,449,746
5.50%, 07/01/28 (Call 07/01/23)(a)(b)	11,760	12,509,700

Security	Par (000)	Value

Health Care - Services (continued)
5.63%, 02/15/23 (Call 02/15/21)	$22,092	$22,224,552
Centene Corp.
3.00%, 10/15/30 (Call 07/15/30)(a)	19,616	20,584,540
3.38%, 02/15/30 (Call 02/15/25)	55,646	58,428,300
4.25%, 12/15/27 (Call 12/15/22)	68,077	71,945,135
4.63%, 12/15/29 (Call 12/15/24)	94,490	103,601,538
4.75%, 01/15/25 (Call 01/15/21)(a)	30,202	31,087,100
4.75%, 01/15/25 (Call 01/15/21)	25,592	26,341,999
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	48,603	51,093,904
5.38%, 08/15/26 (Call 08/15/21)(a)(b)	22,893	24,076,998
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	15,490	16,260,550
5.50%, 04/01/26 (Call 04/01/21)(b)	10,912	11,455,327
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/21)(a)	70,979	72,561,122
6.63%, 02/15/25 (Call 02/15/22)(b)	40,210	40,909,654
6.88%, 04/01/28 (Call 04/01/23)(b)	31,383	20,555,865
8.00%, 03/15/26 (Call 03/15/22)(a)(b)	55,295	58,128,869
8.00%, 12/15/27 (Call 12/15/22)(b)	19,804	20,657,948
8.13%, 06/30/24 (Call 06/30/21)(b)	29,678	27,674,735
8.63%, 01/15/24 (Call 01/15/21)(b)	29,397	30,658,563
9.88%, 06/30/23 (Call 06/30/21)(a)(b)(e)	48,382	46,453,706
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	37,765	37,623,381
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	44,681	47,009,162
Encompass Health Corp, 4.63%, 04/01/31 (Call 03/30/26)(a)	8,325	8,878,196
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(a)	23,341	24,245,464
4.75%, 02/01/30 (Call 02/01/25)	23,413	24,964,111
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	67,848	70,173,205
5.38%, 02/01/25(a)	61,002	68,322,240
5.38%, 09/01/26 (Call 03/01/26)(a)	24,492	27,835,822
5.63%, 09/01/28 (Call 03/01/28)	39,264	46,046,856
5.88%, 05/01/23(a)	27,029	29,579,862
5.88%, 02/15/26 (Call 08/15/25)(a)	36,889	42,468,461
5.88%, 02/01/29 (Call 08/01/28)(a)	26,427	31,497,681
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	28,244	29,475,003
5.00%, 05/15/27 (Call 05/15/22)(a)(b)	28,142	29,616,523
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 02/15/22)(b)	17,327	17,510,233
6.75%, 04/15/25 (Call 04/15/22)(b)	17,020	18,168,850
Lifepoint Health Inc. Co., 5.38%, 01/15/29	7,210	7,210,000
MEDNAX Inc.
5.25%, 12/01/23 (Call 12/01/20)(a)(b)	17,717	17,897,005
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	29,318	31,286,507
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	9,600	10,136,604
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	20,004	20,971,593
5.38%, 11/15/22 (Call 08/15/22)	17,653	18,579,783
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)(b)	35,150	38,632,662
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	33,086	35,289,445
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 07/15/21)(a)	43,900	44,627,265
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	15,013	15,467,534
4.63%, 06/15/28 (Call 06/15/23)(b)	15,096	15,572,782

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
4.88%, 01/01/26 (Call 03/01/22)(a)(b)	$53,666	$55,409,308
5.13%, 05/01/25 (Call 05/01/21)(a)	35,360	35,711,832
5.13%, 11/01/27 (Call 11/01/22)(b)	37,197	38,796,471
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	61,014	61,781,757
6.25%, 02/01/27 (Call 02/01/22)(a)(b)	36,654	38,395,065
6.75%, 06/15/23	49,180	52,868,500
7.00%, 08/01/25 (Call 08/01/21)(a)	10,051	10,376,351
7.50%, 04/01/25 (Call 04/01/22)(a)(b)	15,495	16,896,317

		1,899,981,682

Holding Companies - Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	24,564	25,300,920
5.25%, 05/15/27 (Call 11/15/26)	28,290	29,865,439
6.25%, 02/01/22 (Call 02/01/21)	23,998	24,132,989
6.25%, 05/15/26 (Call 05/15/22)(a)	30,933	32,351,897
6.38%, 12/15/25 (Call 12/15/20)	17,646	18,153,322
6.75%, 02/01/24 (Call 02/01/21)	15,755	16,111,457
Stena AB, 7.00%, 02/01/24(a)(b)	13,422	13,136,782

		159,052,806

Home Builders — 1.2%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	12,817	12,675,479
6.25%, 09/15/27 (Call 09/15/22)(a)(b)	13,194	13,900,429
KB Home, 7.00%, 12/15/21 (Call 09/15/21)(a)	5,060	5,268,725
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	8,091	8,308,891
4.50%, 04/30/24 (Call 01/30/24)	15,322	16,938,471
4.75%, 11/15/22 (Call 08/15/22)	12,381	13,185,270
4.75%, 05/30/25 (Call 02/28/25)(a)	10,221	11,728,597
4.75%, 11/29/27 (Call 05/29/27)(a)	25,643	30,387,842
4.88%, 12/15/23 (Call 09/15/23)(a)	6,976	7,713,712
5.88%, 11/15/24 (Call 05/15/24)	9,761	11,275,060
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	16,296	17,110,800
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	9,741	10,325,460
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	10,956	12,403,105
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	15,257	16,318,056
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(a)	14,366	16,969,837
5.50%, 03/01/26 (Call 12/01/25)(a)	16,671	20,021,871
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	13,315	14,781,980
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	11,793	13,338,971
5.88%, 06/15/27 (Call 03/15/27)(b)	10,470	11,834,241
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	11,073	11,982,841
4.35%, 02/15/28 (Call 11/15/27)(a)	10,530	11,661,975
4.38%, 04/15/23 (Call 01/15/23)(a)	7,046	7,477,568
4.88%, 03/15/27 (Call 12/15/26)	11,255	12,948,864
5.88%, 02/15/22 (Call 11/15/21)(a)	3,849	4,002,960
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	11,766	12,839,059
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	12,158	12,591,819

		337,991,883

Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	$15,368	$16,027,287
5.63%, 10/15/23 (Call 10/15/21)(a)	6,058	6,157,654

		22,184,941

Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	11,770	12,452,660
6.38%, 03/01/24 (Call 03/01/21)(a)(b)	12,254	12,557,654
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)(a)	22,503	23,229,847

		48,240,161

Housewares — 0.4%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)(a)	29,046	30,607,222
4.70%, 04/01/26 (Call 01/01/26)	49,885	53,813,444
4.88%, 06/01/25 (Call 05/01/25)(a)	14,498	16,038,413

		100,459,079

Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/21)(a)(b)	25,091	25,758,192
8.13%, 02/15/24 (Call 02/15/21)(b)	22,769	23,874,246
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	9,083	10,286,498
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(b)	16,095	16,305,169
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	27,723	29,652,058
Genworth Holdings Inc., 7.63%, 09/24/21	827	831,135
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)(b)	42,290	44,044,523
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	10,153	10,518,738
4.88%, 03/15/27 (Call 09/15/26)	13,235	14,054,552
6.63%, 03/15/25 (Call 09/15/24)(a)	12,059	13,380,852

		188,705,963

Internet — 1.9%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	4,600	4,611,500
6.13%, 12/01/28 (Call 12/01/23)(b)	2,220	2,278,275
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	12,710	13,191,255
4.63%, 06/01/28 (Call 06/01/23)(b)	11,635	12,186,020
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	9,213	9,740,828
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)(b)	9,210	9,762,600
4.38%, 11/15/26(a)	24,427	27,052,902
4.88%, 04/15/28(a)	41,915	47,992,675
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	24,756	28,686,015
5.38%, 11/15/29(a)(b)	22,451	26,835,680
5.50%, 02/15/22(a)	10,508	11,046,535
5.75%, 03/01/24(a)	8,820	9,872,932
5.88%, 02/15/25(a)	16,889	19,211,238
5.88%, 11/15/28(a)	45,933	55,578,930
6.38%, 05/15/29(a)	22,110	27,688,132
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)(a)	8,988	9,190,890
5.00%, 04/15/25 (Call 04/15/21)(a)(b)	25,625	26,165,662
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	19,930	19,954,912

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Uber Technologies Inc.
6.25%, 01/15/28 (Call 12/17/23)(a)(b)	$14,239	$15,138,646
7.50%, 05/15/25 (Call 05/15/22)(b)	20,708	22,209,330
7.50%, 09/15/27 (Call 09/15/22)(b)	31,605	34,438,164
8.00%, 11/01/26 (Call 11/01/21)(b)	35,438	38,264,180
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)(a)	15,171	15,309,672
4.75%, 07/15/27 (Call 07/15/22)(a)	11,770	12,603,316
5.25%, 04/01/25 (Call 01/01/25)(a)	14,412	16,357,620

		515,367,909

Iron & Steel — 0.7%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)(a)	11,602	12,559,165
ArcelorMittal SA
3.60%, 07/16/24(a)	14,492	15,364,262
4.25%, 07/16/29(a)	13,913	15,260,453
4.55%, 03/11/26(a)	20,034	21,893,155
6.13%, 06/01/25(a)	1,456	1,700,784
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(b)	8,284	8,417,207
5.88%, 06/01/27 (Call 06/01/22)	15,675	15,635,812
6.75%, 03/15/26 (Call 03/04/23)(a)(b)	19,967	21,539,401
9.88%, 10/17/25 (Call 10/17/22)(b)	22,431	26,160,154
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(a)	16,694	14,786,711
6.88%, 08/15/25 (Call 08/15/21)(a)	19,305	17,930,484
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(b)	24,813	28,290,790

		199,538,378

Leisure Time — 0.7%
Carnival Corp.
9.88%, 08/01/27 (Call 02/01/24)(a)(b)	20	23,450
10.50%, 02/01/26 (Call 08/01/23)(a)(b)	17,465	20,594,841
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)(b)	13,908	12,458,091
10.25%, 02/01/26 (Call 08/01/23)(b)	18,119	20,571,600
12.25%, 05/15/24 (Call 02/15/24)(a)(b)	17,925	21,241,125
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	3,755	3,318,776
5.25%, 11/15/22	14,461	14,314,185
9.13%, 06/15/23 (Call 03/15/23)(a)(b)	27,910	30,193,736
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(b)	20,158	19,019,914
13.00%, 05/15/25 (Call 05/15/22)(b)	17,571	20,660,233
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	17,196	16,571,355

		178,967,306

Lodging — 3.3%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	26,180	26,449,654
6.00%, 08/15/26 (Call 08/15/21)(a)	16,100	16,710,853
6.38%, 04/01/26 (Call 04/01/21)(a)	16,999	17,657,711
8.63%, 06/01/25 (Call 06/01/22)(a)(b)	14,146	15,649,013
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/21)(b)	13,063	13,111,986
10.75%, 09/01/24 (Call 09/01/21)(a)(b)	14,615	13,999,953
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29 (Call 05/01/24)(b)	8,190	8,406,707
4.00%, 05/01/31 (Call 05/01/26)(b)	7,415	7,785,750
4.25%, 09/01/24 (Call 09/01/21)	20,220	20,423,312

Security	Par (000)	Value

Lodging (continued)
4.88%, 01/15/30 (Call 01/15/25)	$23,688	$25,597,727
5.13%, 05/01/26 (Call 05/01/21)	33,893	35,095,863
5.38%, 05/01/25 (Call 05/01/22)(a)(b)	11,726	12,424,401
5.75%, 05/01/28 (Call 05/01/23)(b)	12,155	13,066,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	20,852	21,317,990
4.88%, 04/01/27 (Call 04/01/22)	13,676	14,274,325
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(b)	13,324	14,171,140
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	17,338	18,279,453
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 06/06/21)(a)(b)	23,310	23,819,990
5.25%, 04/26/26 (Call 04/26/22)(a)(b)	12,390	12,810,593
5.38%, 12/04/29 (Call 12/04/24)(b)	22,020	22,585,707
5.63%, 07/17/27 (Call 07/17/22)(b)	15,151	15,752,369
5.75%, 07/21/28 (Call 07/21/23)(b)	19,496	20,502,668
MGM China Holdings Ltd.
5.25%, 06/18/25 (Call 06/16/22)(a)(b)	9,840	10,098,824
5.38%, 05/15/24 (Call 05/15/21)(b)	18,883	19,501,709
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	19,065	19,853,656
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(a)	10,397	10,676,919
4.75%, 10/15/28 (Call 07/15/28)(a)	20,599	21,385,289
5.50%, 04/15/27 (Call 01/15/27)(a)	16,951	18,196,051
5.75%, 06/15/25 (Call 03/15/25)(a)	15,307	16,534,748
6.00%, 03/15/23	29,627	31,694,372
6.75%, 05/01/25 (Call 05/01/22)(a)	16,721	17,954,174
7.75%, 03/15/22	19,290	20,595,933
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	17,431	17,169,535
5.00%, 10/01/25 (Call 10/01/21)(b)	13,546	13,623,608
Studio City Finance Ltd.
6.00%, 07/15/25 (Call 07/15/22)(b)	10,674	11,181,068
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	13,699	14,445,424
7.25%, 02/11/24 (Call 02/11/21)(b)	9,360	9,744,984
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	8,536	8,665,980
4.25%, 03/01/22 (Call 12/01/21)	11,903	12,127,610
6.00%, 04/01/27 (Call 01/01/27)	10,011	10,944,926
6.63%, 07/31/26 (Call 04/30/26)(b)	16,244	18,156,325
Wyndham Hotels & Resorts Inc.
4.38%, 08/15/28 (Call 08/15/23)(a)(b)	13,484	13,775,721
5.38%, 04/15/26 (Call 04/15/21)(b)	10,025	10,341,289
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	11,613	11,630,967
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	22,534	22,773,424
5.50%, 03/01/25 (Call 12/01/24)(a)(b)	45,018	45,918,360
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/21)(b)	14,260	14,293,587
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	23,275	23,284,699
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	25,698	26,104,884
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	18,310	18,623,887
5.63%, 08/26/28 (Call 08/26/23)(b)	15,065	15,342,628

		894,534,371

Machinery — 0.3%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	17,030	17,692,954

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	$12,120	$12,998,700
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	38,927	40,816,053

		71,507,707

Manufacturing — 0.8%
Bombardier Inc.
5.75%, 03/15/22(b)	11,078	10,938,223
6.00%, 10/15/22 (Call 12/29/20)(a)(b)	32,156	30,554,631
6.13%, 01/15/23(a)(b)	32,600	30,481,000
7.50%, 12/01/24 (Call 12/01/20)(b)	25,034	22,414,943
7.50%, 03/15/25 (Call 03/15/21)(a)(b)	36,598	31,565,775
7.88%, 04/15/27 (Call 04/15/22)(a)(b)	49,438	42,145,895
8.75%, 12/01/21(a)(b)	21,453	21,929,615
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/21)(b)	13,149	13,149,000
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	21,098	23,787,995

		226,967,077

Media — 9.7%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	31,980	32,715,604
7.50%, 05/15/26 (Call 05/15/21)(b)	63,544	67,038,920
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/20)	7,584	7,584,000
4.75%, 08/01/25 (Call 08/01/21)(a)	21,941	22,626,656
5.00%, 04/01/24 (Call 04/01/21)(a)	23,194	23,608,477
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/21)(a)(b)	11,121	11,224,349
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	72,898	75,624,385
4.50%, 08/15/30 (Call 02/15/25)(b)	72,241	76,123,954
4.50%, 05/01/32 (Call 05/01/26)(b)	70,623	74,198,289
4.75%, 03/01/30 (Call 09/01/24)(b)	76,604	81,273,014
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	65,115	68,515,377
5.13%, 05/01/27 (Call 05/01/22)(b)	80,542	84,846,970
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	39,472	43,123,160
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	36,617	38,136,605
5.75%, 02/15/26 (Call 02/15/21)(b)	59,408	61,508,073
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	20,107	21,011,815
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	30,610	30,916,100
9.25%, 02/15/24 (Call 02/15/21)(a)	49,208	49,269,510
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	23,834	23,208,358
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	27,762	28,703,826
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	58,809	60,202,773
5.25%, 06/01/24(a)	19,192	20,703,370
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	22,048	23,393,724
5.50%, 05/15/26 (Call 05/15/21)(a)(b)	37,656	39,133,998
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	26,042	27,458,034
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	57,456	62,196,120
5.88%, 09/15/22	15,331	16,308,351
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	41,736	46,555,185
6.75%, 11/15/21	22,198	23,186,677
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	26,150	29,173,594
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(b)	70,738	54,468,260
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	37,980	21,715,065

Security	Par (000)	Value

Media (continued)
DISH DBS Corp.
5.00%, 03/15/23(a)	$35,979	$37,418,160
5.88%, 07/15/22	45,815	48,152,939
5.88%, 11/15/24(a)	49,638	52,817,934
7.38%, 07/01/28 (Call 07/01/23)(a)	25,239	27,336,992
7.75%, 07/01/26(a)	49,504	56,362,997
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	20,614	20,871,675
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	17,148	17,958,958
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	20,110	22,171,275
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	12,745	12,852,271
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	16,725	17,140,292
6.38%, 05/01/26 (Call 05/01/22)	18,213	19,305,406
8.38%, 05/01/27 (Call 05/01/22)(a)	39,055	41,525,686
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	34,515	37,564,400
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	32,338	32,043,495
Nexstar Broadcasting Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	25,858	26,573,354
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	43,929	46,796,299
Quebecor Media Inc., 5.75%, 01/15/23(a)	20,874	22,564,794
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	21,789	22,684,092
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	26,782	28,553,629
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 11/19/25)(b)	5,015	5,021,269
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	10,255	10,114,705
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	12,846	12,858,075
5.63%, 08/01/24 (Call 08/01/21)(a)(b)	13,347	13,599,258
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/21)(a)(b)	25,329	25,669,824
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	38,546	40,401,026
4.63%, 07/15/24 (Call 07/15/21)(a)(b)	35,538	36,790,714
5.00%, 08/01/27 (Call 08/01/22)(b)	35,227	37,083,463
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	23,286	24,257,271
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	32,311	35,461,323
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)(b)	25,825	26,373,781
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	12,026	12,762,593
5.00%, 09/15/29 (Call 09/15/24)(a)	28,362	29,815,553
Telenet Finance Luxembourg Note Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	27,400	29,251,023
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(a)(b)	36,641	37,015,471
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	38,863	41,486,641
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	1,210	1,279,575
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(a)(c)	11,126	11,459,780
6.25%, 02/28/57 (Call 02/28/27)(c)	17,023	18,806,840
Videotron Ltd.
5.00%, 07/15/22(a)	18,514	19,465,736
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	17,372	18,424,191
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	14,143	15,701,700
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	26,143	27,391,328
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	18,837	19,708,211
5.50%, 08/15/26 (Call 08/15/21)(b)	20,871	21,802,368
5.50%, 05/15/29 (Call 05/15/24)(b)	34,570	37,421,631

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	$13,040	$13,466,764
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	13,704	14,435,002
6.00%, 01/15/27 (Call 01/15/22)(b)	12,067	12,637,669
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	18,457	19,398,307
5.50%, 01/15/27 (Call 01/15/22)(a)(b)	41,829	43,540,224

		2,649,348,557

Mining — 1.6%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	21,426	23,184,003
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	11,253	12,420,499
6.75%, 09/30/24 (Call 09/30/21)(b)	14,323	14,842,209
7.00%, 09/30/26 (Call 09/30/21)(b)	9,930	10,628,079
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)(b)	15,545	16,687,635
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	14,808	16,066,680
Constellium SE
5.75%, 05/15/24 (Call 05/15/21)(a)(b)	8,871	9,028,431
5.88%, 02/15/26 (Call 11/15/21)(a)(b)	13,714	14,110,883
6.63%, 03/01/25 (Call 03/01/21)(a)(b)	12,592	13,004,388
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(b)	15,291	16,732,177
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	14,935	15,364,381
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	9,709	10,218,723
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	19,784	21,377,403
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(a)	8,670	8,821,725
3.88%, 03/15/23 (Call 12/15/22)	28,329	29,540,065
4.13%, 03/01/28 (Call 03/01/23)(a)	20,124	21,158,500
4.25%, 03/01/30 (Call 03/01/25)(a)	14,598	15,827,298
4.38%, 08/01/28 (Call 08/01/23)	11,815	12,610,149
4.55%, 11/14/24 (Call 08/14/24)(a)	16,282	17,788,085
4.63%, 08/01/30 (Call 08/01/25)(a)	21,432	23,770,851
5.00%, 09/01/27 (Call 09/01/22)(a)	15,051	15,977,353
5.25%, 09/01/29 (Call 09/01/24)	14,122	15,722,552
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	41,556	44,214,753
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	34,443	36,122,096

		435,218,918

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)(a)	16,830	16,873,758
4.13%, 05/01/25 (Call 05/01/22)	12,256	12,730,920
4.25%, 04/01/28 (Call 10/01/22)	14,593	15,181,982
5.50%, 12/01/24 (Call 06/01/24)	14,100	15,590,536
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	21,087	22,130,807
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	18,944	19,663,281
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	19,131	19,744,786

		121,916,070

Oil & Gas — 7.3%
Aker BP ASA
4.75%, 06/15/24 (Call 06/15/21)(b)	766	791,596
5.88%, 03/31/25 (Call 03/31/21)(a)(b)	8,396	8,675,425
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/21)(a)	14,248	11,295,763
5.13%, 12/01/22 (Call 12/28/20)	16,683	15,823,826

Security	Par (000)	Value

Oil & Gas (continued)
5.63%, 06/01/23 (Call 06/01/21)(a)	$16,325	$14,604,498
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	15,388	15,324,377
4.38%, 10/15/28 (Call 07/15/28)(a)	24,275	24,760,500
4.63%, 11/15/25 (Call 08/15/25)(a)	12,960	13,474,512
4.88%, 11/15/27 (Call 05/15/27)(a)	19,096	19,979,190
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(b)	14,861	13,897,689
9.00%, 11/01/27 (Call 11/01/26)(b)	12,183	12,853,065
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 10/15/21)(a)(b)	13,896	13,867,513
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	11,033	11,088,203
3.80%, 09/15/23 (Call 06/15/23)	9,909	10,146,828
4.25%, 04/15/27 (Call 01/15/27)	23,759	25,174,086
5.38%, 07/15/25 (Call 04/15/25)(a)	24,913	27,296,387
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(b)	33,798	29,953,477
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 12/31/20)(b)	15,055	14,633,836
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	28,163	27,458,925
CNX Resources Corp., 6.00%, 01/15/29 (Call 01/15/24)(b)	4,945	4,982,088
Comstock Resources Inc.
7.50%, 05/15/25 (Call 05/15/21)(b)	16,474	16,432,815
9.75%, 08/15/26 (Call 08/15/21)	20,537	21,743,549
9.75%, 08/15/26 (Call 08/15/21)(a)	20,989	22,222,104
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	27,014	27,310,884
4.38%, 01/15/28 (Call 10/15/27)(a)	24,511	24,387,955
4.50%, 04/15/23 (Call 01/15/23)(a)	21,586	22,065,902
5.00%, 09/15/22 (Call 12/28/20)(a)	23,286	23,315,107
5.75%, 01/15/31 (Call 07/15/30)(b)	29,420	31,460,277
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/21)(b)	29,222	29,650,146
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(b)	14,251	12,512,378
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	11,005	9,159,161
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(b)	13,857	14,290,031
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	24,426	26,019,064
6.63%, 07/15/25 (Call 07/15/22)(b)	12,912	13,743,210
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	15,947	15,894,898
3.90%, 10/01/27 (Call 07/01/27)	32,509	32,215,119
7.88%, 02/01/25 (Call 01/01/25)(a)	23,975	27,451,375
8.75%, 02/01/30 (Call 11/01/29)	18,874	23,832,589
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/21)(b)	11,235	10,916,675
5.75%, 10/01/25 (Call 04/01/21)(b)	13,046	12,752,465
6.25%, 11/01/28 (Call 11/01/23)(b)	14,895	14,679,851
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	14,653	9,964,040
10.13%, 01/15/28 (Call 01/15/23)(a)	8,448	5,644,531
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(b)(f)	10,495	11,050,920
6.13%, 06/30/25 (Call 03/30/25)(b)(f)	14,020	15,039,955
6.50%, 06/30/27 (Call 12/30/26)(b)(f)	15,935	17,436,874
6.75%, 06/30/30 (Call 12/30/29)(b)(f)	13,970	15,309,444

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	$26,408	$22,422,792
MEG Energy Corp.
6.50%, 01/15/25 (Call 01/15/21)(b)	11,886	12,087,014
7.00%, 03/31/24 (Call 09/30/21)(b)	16,899	17,025,743
7.13%, 02/01/27 (Call 02/01/23)(b)	29,722	29,239,017
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(b)	16,686	11,361,080
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	9,727	6,731,084
Murphy Oil Corp.
4.95%, 12/01/22 (Call 09/01/22)	161	162,610
5.75%, 08/15/25 (Call 08/15/21)	12,653	11,783,106
5.88%, 12/01/27 (Call 12/01/22)	14,662	13,342,420
6.88%, 08/15/24 (Call 08/15/21)	12,488	12,302,121
Nabors Industries Inc.
5.50%, 01/15/23 (Call 11/15/22)(a)	1,713	933,585
5.75%, 02/01/25 (Call 11/01/24)	9,513	3,424,680
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)(b)	13,832	7,722,146
7.50%, 01/15/28 (Call 01/15/23)(b)	12,667	6,853,751
Occidental Petroleum Corp.
2.70%, 08/15/22	35,329	34,454,607
2.70%, 02/15/23 (Call 08/15/22)	26,340	25,352,250
2.90%, 08/15/24 (Call 06/15/24)	73,717	68,741,102
3.00%, 02/15/27 (Call 11/15/26)	18,924	16,487,535
3.20%, 08/15/26 (Call 06/15/26)	25,441	22,367,636
3.40%, 04/15/26 (Call 01/15/26)	28,429	25,536,349
3.50%, 06/15/25 (Call 03/15/25)	18,938	17,707,030
3.50%, 08/15/29 (Call 05/15/29)(a)	34,065	29,806,875
5.55%, 03/15/26 (Call 12/15/25)(a)	26,716	26,515,630
5.88%, 09/01/25 (Call 06/01/25)(a)	23,784	23,999,245
6.38%, 09/01/28 (Call 03/01/28)(a)	13,699	13,966,131
6.63%, 09/01/30 (Call 03/01/30)(a)	33,895	35,325,142
6.95%, 07/01/24(a)	10,618	11,210,770
7.50%, 05/01/31	20,848	21,890,400
7.88%, 09/15/31	12,444	13,185,212
8.00%, 07/15/25 (Call 04/15/25)(a)	12,264	13,417,429
8.50%, 07/15/27 (Call 01/15/27)	22,020	24,398,821
8.88%, 07/15/30 (Call 01/15/30)(a)	28,549	32,260,370
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)(b)	12,985	13,872,308
6.00%, 04/01/26 (Call 04/01/21)(b)	8,685	9,149,300
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(b)	4,694	4,927,116
5.25%, 08/15/25 (Call 08/15/21)(b)	10,394	10,822,753
5.38%, 01/15/25 (Call 01/15/21)(b)	15,171	15,570,820
5.63%, 10/15/27 (Call 10/15/22)(b)	14,849	15,999,798
PBF Holding Co. LLC/PBF Finance Corp.
7.25%, 06/15/25 (Call 06/15/21)	16,776	9,646,200
9.25%, 05/15/25 (Call 05/15/22)(b)	28,862	28,645,535
Series WI, 6.00%, 02/15/28 (Call 02/15/23)	22,293	11,703,825
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	17,428	17,344,211
6.13%, 09/15/24 (Call 09/15/21)	12,702	12,924,412
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,170	9,250,462
5.13%, 10/06/24 (Call 10/06/21)(b)	9,356	8,839,081
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	18,339	15,673,593
5.38%, 10/01/22 (Call 07/01/22)	12,062	10,900,429

Security	Par (000)	Value

Oil & Gas (continued)
5.63%, 03/01/26 (Call 12/01/25)(a)	$11,456	$8,142,572
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	18,821	17,452,713
5.00%, 08/15/22 (Call 05/15/22)(a)	7,398	7,398,000
5.00%, 03/15/23 (Call 12/15/22)(a)	14,132	13,756,217
9.25%, 02/01/26 (Call 02/01/22)(b)	18,666	19,356,567
Seven Generations Energy Ltd., 5.38%, 09/30/25 (Call 09/30/21)(b)	17,485	17,615,088
SM Energy Co.
6.75%, 09/15/26 (Call 09/15/21)(a)	6,845	3,769,028
10.00%, 01/15/25 (Call 06/17/22)(a)(b)	22,929	23,234,038
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(a)	19,522	19,930,742
7.50%, 04/01/26 (Call 04/01/21)(a)	17,714	18,452,674
7.75%, 10/01/27 (Call 10/01/22)(a)	12,203	12,856,138
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	10,255	10,578,135
4.88%, 01/15/23 (Call 01/15/21)	20,035	20,344,941
5.50%, 02/15/26 (Call 02/15/21)	21,114	21,932,167
5.88%, 03/15/28 (Call 03/15/23)	10,631	11,391,763
6.00%, 04/15/27 (Call 04/15/22)	14,818	15,705,022
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(b)	14,742	11,683,035
Transocean Inc., 11.50%, 01/30/27 (Call 07/30/23)(a)(b)	4,225	2,160,786
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	12,249	11,391,682
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(b)	11,639	9,818,588
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(b)	13,206	10,262,837
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)(a)	21,524	22,515,180
5.25%, 09/15/24 (Call 06/15/24)	12,354	13,192,307
5.25%, 10/15/27 (Call 09/30/22)	13,810	14,521,828
5.75%, 06/01/26 (Call 06/01/21)	11,641	12,285,155
5.88%, 06/15/28 (Call 06/15/23)	12,614	13,673,576
8.25%, 08/01/23 (Call 06/01/23)	1,974	2,250,360

		1,995,537,768

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(b)	12,925	13,326,709
6.88%, 04/01/27 (Call 04/01/22)(b)	13,495	13,948,582
SESI LLC, 7.13%, 12/15/21 (Call 12/31/20)(a)(b)	13,924	4,107,580
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)(b)	6,113	5,654,155
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 04/01/21)	18,497	19,138,846
6.88%, 09/01/27 (Call 09/01/22)	18,470	19,320,939
Weatherford International Ltd.
8.75%, 09/01/24 (Call 08/28/21)(a)(b)	15,095	15,158,651
11.00%, 12/01/24 (Call 12/01/21)(a)(b)	48,568	33,791,186

		124,446,648

Packaging & Containers — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	27,531	28,561,692
5.25%, 04/30/25 (Call 04/30/22)(a)(b)	14,695	15,503,154
5.25%, 08/15/27 (Call 08/15/22)(b)	22,317	23,377,057

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	$26,149	$27,391,077
6.00%, 02/15/25 (Call 02/15/21)(b)	18,675	19,324,735
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	33,913	33,785,826
4.00%, 11/15/23	23,187	24,636,443
4.88%, 03/15/26 (Call 12/15/25)	20,001	22,476,124
5.00%, 03/15/22	16,873	17,600,648
5.25%, 07/01/25(a)	24,236	27,780,757
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	10,468	10,709,569
4.88%, 07/15/26 (Call 07/15/22)(b)	29,924	31,794,250
5.13%, 07/15/23 (Call 07/15/21)(a)	84	85,050
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	14,217	15,181,386
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	23,281	24,477,767
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	12,072	13,059,344
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	18,684	19,390,324
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)(b)	14,720	14,929,477
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	12,661	13,321,483
Graphic Packaging International LLC, 3.50%, 03/15/28(a)(b)	10,423	10,802,814
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	16,433	17,542,228
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	18,180	20,361,600
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)(b)	34,520	34,995,358
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	35,751	35,801,816
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	16,347	17,600,271
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	19,227	20,870,909
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
4.00%, 10/15/27 (Call 10/15/23)(a)(b)	26,509	26,958,328
5.13%, 07/15/23 (Call 07/15/21)(b)	951	962,583
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	13,197	14,120,790
4.88%, 12/01/22 (Call 09/01/22)(b)	8,373	8,770,718
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	8,883	9,733,362
5.25%, 04/01/23 (Call 01/01/23)(b)	8,837	9,397,708
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	8,680	9,720,558
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(b)	24,384	25,542,240
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	21,537	23,380,313

		669,947,759

Pharmaceuticals — 3.2%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)(b)	39,886	43,826,194
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	35,949	39,959,111
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(b)	30,229	30,257,718
5.00%, 02/15/29 (Call 02/15/24)(b)	14,445	14,571,394
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	30,194	30,843,171
5.25%, 02/15/31 (Call 02/15/26)(b)	9,450	9,556,313
5.50%, 03/01/23 (Call 12/18/20)(b)	136	136,068
5.50%, 11/01/25 (Call 11/01/21)(b)	39,259	40,436,770
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	11,033	11,858,441
6.13%, 04/15/25 (Call 04/15/21)(b)	75,232	77,485,198

Security	Par (000)	Value

Pharmaceuticals (continued)
6.25%, 02/15/29 (Call 02/15/24)(a)(b)	$37,165	$39,290,373
7.00%, 03/15/24 (Call 03/15/21)(b)	47,355	48,775,650
7.00%, 01/15/28 (Call 01/15/23)(b)	20,436	22,019,790
7.25%, 05/30/29 (Call 05/30/24)(b)	18,428	20,316,686
9.00%, 12/15/25 (Call 12/15/21)(b)	35,179	38,651,167
Elanco Animal Health Inc.
5.27%, 08/28/23 (Call 07/28/23)(a)	14,244	15,451,820
5.90%, 08/28/28 (Call 05/28/28)	19,023	22,329,197
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(b)	31,349	24,762,835
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	24,386	26,895,319
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	13,867	15,149,698
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)(b)	9,617	10,104,407
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(b)	48,918	52,831,440
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/21	63	63,022
2.80%, 07/21/23(a)	69,287	68,146,536
3.15%, 10/01/26(a)	89,128	84,448,780
6.00%, 04/15/24 (Call 01/15/24)	29,910	31,674,690
6.75%, 03/01/28 (Call 12/01/27)	32,109	35,881,808
7.13%, 01/31/25 (Call 10/31/24)(a)	25,467	27,879,746

		883,603,342

Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 09/15/21)	11,465	10,729,329
5.75%, 03/01/27 (Call 03/01/22)(b)	14,800	13,505,000
5.75%, 01/15/28 (Call 01/15/23)(b)	15,504	13,935,711
7.88%, 05/15/26 (Call 10/15/22)(b)	13,800	13,839,744
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (Call 12/31/20)(b)	17,816	17,815,109
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	15,062	14,779,588
4.13%, 03/01/25 (Call 02/01/25)(b)	11,566	11,553,350
4.13%, 12/01/27 (Call 09/01/27)(a)	9,131	9,016,863
4.15%, 07/01/23 (Call 04/01/23)	10,965	11,101,271
4.50%, 03/01/28 (Call 12/01/27)(b)	12,073	12,052,878
6.38%, 01/22/78 (Call 01/22/23)(a)(c)	10,312	7,115,280
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(a)(b)	51,382	53,202,978
Cheniere Energy Partners LP
5.25%, 10/01/25 (Call 10/01/21)	33,521	34,400,926
5.63%, 10/01/26 (Call 10/01/21)	27,288	28,481,850
Series WI, 4.50%, 10/01/29 (Call 10/01/24)(a)	39,027	40,685,648
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)(b)	14,554	13,997,833
5.75%, 04/01/25 (Call 04/01/21)	12,116	12,096,493
6.25%, 04/01/23 (Call 04/01/21)	17,191	17,247,386
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	8,181	8,385,525
4.75%, 09/30/21 (Call 06/30/21)(b)	122	123,277
5.13%, 05/15/29 (Call 02/15/29)(a)	14,788	15,656,795
5.38%, 07/15/25 (Call 04/15/25)	17,977	19,325,275
5.63%, 07/15/27 (Call 04/15/27)(a)	12,248	13,249,711
5.85%, 05/21/43 (Call 05/21/23)(b)(c)	14,093	11,368,823

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	$16,275	$14,968,479
4.40%, 04/01/24 (Call 01/01/24)(a)	14,840	14,301,308
4.85%, 07/15/26 (Call 04/15/26)(a)	12,649	11,655,000
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	10,254	10,207,003
4.13%, 12/01/26 (Call 09/01/26)	13,441	13,285,911
4.75%, 07/15/23 (Call 06/15/23)	27,141	27,599,004
6.00%, 07/01/25 (Call 04/01/25)(b)	16,990	18,059,566
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	23,226	25,606,665
Series 10Y, 5.50%, 07/15/28 (Call 04/15/28)	21,191	22,521,795
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 05/15/21)	785	761,411
6.25%, 05/15/26 (Call 02/15/21)	9,614	8,871,319
6.50%, 10/01/25 (Call 10/01/21)(a)	12,275	11,354,375
7.75%, 02/01/28 (Call 02/01/23)(a)	19,227	17,624,751
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(b)	13,258	13,589,450
5.63%, 02/15/26 (Call 02/15/21)(b)	22,052	22,768,690
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(b)	27,282	28,991,373
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (Call 11/01/21)	15,210	7,681,050
7.50%, 04/15/26 (Call 04/15/22)(a)	6,758	2,735,638
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	14,300	14,701,195
5.75%, 10/01/25 (Call 07/01/25)(a)	13,689	14,379,154
6.00%, 06/01/26 (Call 03/01/26)	12,249	12,881,865
6.38%, 10/01/30 (Call 04/01/30)(a)	14,723	15,911,357
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	6,760	6,938,650
4.95%, 07/15/29 (Call 04/15/29)(b)	14,318	14,347,116
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/21)(b)	14,741	14,394,955
5.50%, 09/15/24 (Call 09/15/21)(b)	17,018	16,814,975
5.50%, 01/15/28 (Call 01/15/23)(b)	20,121	19,123,334
6.00%, 03/01/27 (Call 03/01/23)(b)	9,066	8,941,343
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	14,572	15,000,053
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 05/15/21)	10,322	10,373,610
4.88%, 02/01/31 (Call 02/01/26)(a)(b)	26,088	27,751,110
5.00%, 01/15/28 (Call 01/15/23)(a)	15,390	16,055,068
5.13%, 02/01/25 (Call 02/01/21)	11,800	12,088,117
5.38%, 02/01/27 (Call 02/01/22)(a)	9,901	10,358,921
5.50%, 03/01/30 (Call 03/01/25)(a)(b)	24,869	27,045,038
5.88%, 04/15/26 (Call 04/15/21)(a)	21,810	22,941,394
6.50%, 07/15/27 (Call 07/15/22)	16,133	17,454,665
6.88%, 01/15/29 (Call 01/15/24)	17,943	20,073,731
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	11,973	11,945,789
4.00%, 07/01/22 (Call 04/01/22)	8,530	8,643,733
4.10%, 02/01/25 (Call 01/01/25)	24,517	24,762,170
4.50%, 03/01/28 (Call 12/01/27)	11,272	11,347,734
4.65%, 07/01/26 (Call 04/01/26)	13,265	13,585,571
4.75%, 08/15/28 (Call 05/15/28)	10,450	10,709,739
5.05%, 02/01/30 (Call 11/01/29)	30,364	32,356,638

		1,107,176,456

Security	Par (000)	Value

Real Estate — 0.4%
Howard Hughes Corp. (The)
5.38%, 03/15/25 (Call 03/15/21)(a)(b)	$24,068	$24,935,651
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	18,491	19,650,386
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)(a)	29,479	29,865,764
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	8,864	9,005,578
7.63%, 06/15/25 (Call 06/15/22)(a)(b)	11,623	12,552,840
9.38%, 04/01/27 (Call 04/01/22)(b)	15,387	16,861,844

		112,872,063

Real Estate Investment Trusts — 3.9%
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(a)	13,239	12,558,137
9.75%, 06/15/25 (Call 06/15/22)	22,678	25,830,541
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	20,585	20,897,721
5.25%, 05/01/25 (Call 05/01/21)(a)(b)	30,085	30,799,519
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	12,414	12,882,628
6.00%, 04/15/25 (Call 04/15/22)(a)(b)	12,876	13,771,285
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	28,348	28,917,228
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	21,515	22,311,055
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	24,057	24,926,769
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	11,115	11,554,638
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	21,580	22,584,819
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	33,015	35,004,745
5.63%, 07/15/32 (Call 07/15/26)(b)	15,452	16,765,420
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	15,074	14,594,372
4.75%, 10/01/24 (Call 07/01/24)	17,904	17,904,000
5.50%, 02/15/26 (Call 08/15/22)	11,032	11,059,580
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	16,844	15,564,909
5.25%, 03/15/22 (Call 09/15/21)(b)	8,851	8,798,754
5.25%, 10/01/25 (Call 10/01/21)(b)	1,480	1,419,712
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	15,315	15,506,437
4.50%, 09/01/26 (Call 06/01/26)(a)	13,095	13,744,293
4.63%, 06/15/25 (Call 03/15/25)(a)(b)	17,745	18,674,905
5.63%, 05/01/24 (Call 02/01/24)(a)	26,368	28,249,075
5.75%, 02/01/27 (Call 11/01/26)	19,635	21,856,111
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	16,740	17,013,029
4.63%, 08/01/29 (Call 08/01/24)	24,019	25,611,940
5.00%, 10/15/27 (Call 09/07/22)(a)	33,196	35,136,638
5.25%, 08/01/26 (Call 08/01/21)(a)	12,747	13,333,681
6.38%, 03/01/24 (Call 03/01/21)(a)	10,482	10,825,286
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	19,625	20,679,844
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	12,668	13,676,161
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/22)(a)	18,564	18,362,891
5.00%, 04/15/23 (Call 04/15/21)(a)	8,981	8,970,631
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)(b)	39,771	40,964,130
4.00%, 10/01/22 (Call 10/01/21)	16,923	17,090,602

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.88%, 09/01/24 (Call 09/01/21)(a)	$23,965	$24,564,125
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	12,424	11,273,444
4.35%, 10/01/24 (Call 09/01/24)	18,714	17,918,655
4.38%, 02/15/30 (Call 08/15/29)(a)	9,044	8,385,145
4.50%, 06/15/23 (Call 12/15/22)	13,094	13,200,323
4.75%, 10/01/26 (Call 08/01/26)	10,504	9,885,153
4.95%, 02/15/27 (Call 08/15/26)(a)	10,918	10,413,043
4.95%, 10/01/29 (Call 07/01/29)	9,829	9,218,845
5.00%, 08/15/22 (Call 02/15/22)(a)	7,104	7,207,441
5.50%, 12/15/27 (Call 09/15/27)	3,610	3,764,057
7.50%, 09/15/25 (Call 06/15/25)(a)	20,403	22,834,528
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(a)	13,252	13,620,406
5.00%, 12/15/21 (Call 09/15/21)(a)	13,299	13,474,228
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	16,005	15,644,887
7.88%, 02/15/25 (Call 02/15/22)(b)	53,924	57,260,547
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(b)	10,662	10,868,063
8.25%, 10/15/23 (Call 04/15/21)	29,430	29,385,855
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)(b)	19,292	19,669,265
3.75%, 02/15/27 (Call 02/15/23)(b)	16,072	16,356,351
4.13%, 08/15/30 (Call 02/15/25)(b)	28,403	29,252,534
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	28,160	29,216,000
4.63%, 12/01/29 (Call 12/01/24)(b)	25,029	26,663,394

		1,067,917,775

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	15,500	15,480,625
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	25,422	26,168,644
4.00%, 10/15/30 (Call 10/15/25)(b)	72,649	72,376,566
4.25%, 05/15/24 (Call 05/15/21)(a)(b)	17,003	17,337,959
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	25,812	26,561,322
5.75%, 04/15/25 (Call 04/15/22)(a)(b)	16,566	17,697,458
Asbury Automotive Group Inc., 4.75%, 03/01/30 (Call 03/01/25)	200	210,500
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/21)(b)	34,651	35,118,788
Carvana Co.
5.63%, 10/01/25 (Call 10/01/22)(b)	12,070	12,134,092
5.88%, 10/01/28 (Call 10/01/23)(b)	16,420	16,676,563
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)(b)	19,665	20,500,762
8.50%, 10/30/25 (Call 10/30/21)(a)(b)	15,799	17,022,633
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 12/31/20)(a)	6,125	5,826,406
6.75%, 06/15/23 (Call 06/15/21)(a)	6,912	6,348,240
10.00%, 04/15/25 (Call 04/15/22)(a)(b)	12,210	13,452,062
Gap Inc. (The)
8.38%, 05/15/23(a)(b)	14,943	16,898,933
8.63%, 05/15/25 (Call 05/15/22)(b)	14,545	16,163,131
8.88%, 05/15/27 (Call 05/15/23)(b)	26,838	31,187,195
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/21)(a)(b)	34,904	34,118,660
8.75%, 10/01/25 (Call 10/01/21)(a)(b)	17,818	17,973,907

Security	Par (000)	Value

Retail (continued)
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)(b)	$13,732	$14,212,620
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	16,516	17,985,235
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	15,522	16,268,538
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	24,368	25,342,720
L Brands Inc.
5.25%, 02/01/28(a)	12,772	13,219,020
5.63%, 10/15/23(a)	6,954	7,429,305
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	24,973	27,356,118
6.88%, 07/01/25 (Call 07/01/22)(b)	13,832	14,938,560
7.50%, 06/15/29 (Call 06/15/24)	9,438	10,417,193
9.38%, 07/01/25(b)	13,008	15,869,760
Lithia Motors Inc.
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	13,850	14,681,000
4.63%, 12/15/27 (Call 12/15/22)(b)	10,180	10,800,318
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)(b)	33,136	36,084,773
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	20,017	18,702,820
3.63%, 06/01/24 (Call 03/01/24)(a)	13,531	12,348,391
3.88%, 01/15/22 (Call 10/15/21)(a)	2,767	2,709,931
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(a)	15,080	15,240,275
5.50%, 05/15/26 (Call 05/15/21)(a)	12,648	13,109,336
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(b)	26,587	26,943,508
7.13%, 03/15/23 (Call 03/15/21)(b)	48,672	48,061,166
8.88%, 06/01/25 (Call 06/01/21)(b)	17,002	17,129,515
QVC Inc.
4.38%, 03/15/23(a)	11,588	12,132,478
4.38%, 09/01/28 (Call 06/01/28)(a)	14,900	15,184,696
4.45%, 02/15/25 (Call 11/15/24)(a)	13,865	14,496,146
4.75%, 02/15/27 (Call 11/15/26)(a)	15,795	16,317,183
4.85%, 04/01/24(a)	13,842	14,637,915
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	13,754	13,994,007
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	22,087	22,405,788
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)(a)	19,804	20,398,120
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(b)	49,345	49,776,769
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	25,309	23,790,460
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/21)	8,777	8,992,475
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(a)	25,783	25,815,229
4.75%, 01/15/30 (Call 10/15/29)(b)	21,344	23,031,243
7.75%, 04/01/25 (Call 04/01/22)(a)(b)	11,661	12,901,079

		1,071,978,136

Semiconductors — 0.3%
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)(b)	27,680	29,021,096
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(b)	16,982	17,252,014
4.38%, 10/15/29 (Call 10/15/24)	20,557	22,154,690
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(b)	16,479	17,153,650

		85,581,450

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 1.9%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	$24,158	$24,435,621
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(b)	14,270	15,413,919
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	13,947	14,605,298
5.00%, 10/15/24 (Call 07/15/24)(a)	11,997	13,181,704
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	12,526	13,747,285
5.88%, 06/15/26 (Call 06/15/21)	8,978	9,393,233
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(b)	36,267	36,856,339
Dun & Bradstreet Corp. (The), 6.88%, 08/15/26 (Call 02/15/22)(b)	2,340	2,506,725
Dun & Bradstreet Corp./The, 10.25%, 02/15/27 (Call 02/15/22)(a)(b)	1,210	1,358,225
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	10,175	10,613,091
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	23,736	25,071,150
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	24,599	26,290,181
4.75%, 08/01/26 (Call 08/01/21)(b)	9,266	9,594,171
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	11,201	11,967,596
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	21,381	22,049,156
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	19,580	20,403,991
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	22,262	23,383,782
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)(b)	12,292	12,587,623
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	12,723	13,247,824
Rackspace Technology Global. Inc., 8.63%, 11/15/24 (Call 11/15/21)(b)	30,692	32,059,329
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(b)	47,004	49,074,526
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	49,365	52,714,006
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/21)(a)(b)	8,963	9,033,023
7.50%, 09/01/25 (Call 09/01/21)(b)	41,103	41,553,078
10.50%, 02/01/24 (Call 02/01/21)(a)(b)	20,392	20,442,980

		511,583,856

Telecommunications — 7.0%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	32,390	32,874,230
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	35,810	40,326,955
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)(b)	13,640	14,083,164
5.50%, 01/15/28 (Call 09/15/22)(b)	25,461	26,543,092
7.38%, 05/01/26 (Call 05/01/21)(b)	120,845	126,638,176
8.13%, 02/01/27 (Call 02/01/22)(a)(b)	41,662	45,898,105
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	26,400	27,832,200
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)(b)	28,875	29,797,969
4.50%, 01/15/29 (Call 01/15/24)(b)	15,005	15,259,549
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	29,844	31,149,675
5.63%, 04/01/25 (Call 01/01/25)(a)	13,850	14,842,006
Series T, 5.80%, 03/15/22	29,353	30,563,811
Series W, 6.75%, 12/01/23	19,153	21,191,278
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	26,863	30,086,560
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/21)(a)(b)	18,496	19,212,720

Security	Par (000)	Value

Telecommunications (continued)
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)(b)	$29,539	$30,401,695
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	35,131	37,063,205
7.13%, 07/01/28 (Call 07/01/23)(b)	19,550	20,780,673
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	23,930	25,874,312
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	17,274	17,124,051
6.00%, 06/15/25 (Call 06/15/21)(a)(b)	35,075	35,855,128
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	51,577	53,382,329
Frontier Communications Corp.
5.00%, 05/01/28 (Call 05/01/24)(b)	9,355	9,495,325
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	21,760	22,902,400
6.75%, 05/01/29 (Call 05/01/24)(b)	14,650	15,162,750
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	16,837	18,562,793
6.63%, 08/01/26(a)	20,714	23,048,261
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 02/15/21)(a)(b)	24,990	25,552,275
9.50%, 09/30/22(b)	7,476	8,255,149
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/21)(a)(b)	25,513	24,428,698
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(c)	13,148	13,706,849
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	22,755	22,754,545
4.25%, 07/01/28 (Call 07/01/23)(b)	28,605	29,534,662
4.63%, 09/15/27 (Call 09/15/22)(b)	21,805	22,694,723
5.25%, 03/15/26 (Call 03/15/21)(a)	17,929	18,530,568
5.38%, 01/15/24 (Call 01/15/21)	18,281	18,382,460
5.38%, 05/01/25 (Call 05/01/21)	15,782	16,240,467
Nokia OYJ
3.38%, 06/12/22(a)	7,936	8,176,540
4.38%, 06/12/27(a)	12,278	13,336,118
Qwest Corp., 6.75%, 12/01/21(a)	18,820	19,723,360
Sprint Communications Inc.
6.00%, 11/15/22	54,238	58,373,647
11.50%, 11/15/21	17,623	19,231,099
Sprint Corp.
7.13%, 06/15/24	60,132	69,978,615
7.25%, 09/15/21	942	980,858
7.63%, 02/15/25 (Call 11/15/24)	35,909	43,001,027
7.63%, 03/01/26 (Call 11/01/25)(a)	37,715	46,908,031
7.88%, 09/15/23	103,923	119,989,049
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	36,224	39,389,978
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	21,757	22,621,841
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)	9,749	10,069,905
4.50%, 02/01/26 (Call 02/01/21)	23,898	24,543,246
4.75%, 02/01/28 (Call 02/01/23)	34,781	37,234,800
5.13%, 04/15/25 (Call 04/15/21)	14,792	15,175,852
5.38%, 04/15/27 (Call 04/15/22)	14,685	15,695,817
6.00%, 03/01/23 (Call 12/11/20)	28,094	28,144,569
6.00%, 04/15/24 (Call 04/15/21)	25,532	25,971,970
6.50%, 01/15/26 (Call 01/15/21)	45,380	47,120,323
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/21)(a)(b)	17,526	17,832,705
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	11,276	11,835,101
6.50%, 07/15/28 (Call 06/17/23)(a)(b)	11,744	12,317,569
Vmed O2 UK Financing I PLC, 4.25%, 01/31/31 (Call 01/31/26)(a)(b)	34,734	35,649,356

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Telecommunications (continued)
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(a)(c)	$48,119	$58,961,322
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	35,314	35,755,425
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)(b)	36,241	36,014,494
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	27,720	29,095,300

		1,919,160,725

Toys, Games & Hobbies — 0.2%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	19,335	21,264,235
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	33,093	34,803,908

		56,068,143

Transportation — 0.4%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)(b)	8,458	4,225,980
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/21)(b)	12,956	13,165,288
6.25%, 05/01/25 (Call 05/01/22)(b)	32,854	35,209,780
6.50%, 06/15/22 (Call 12/31/20)(a)(b)	25,122	25,177,268
6.75%, 08/15/24 (Call 08/15/21)(a)(b)	23,915	25,378,897

		103,157,213

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	12,568	12,105,677
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)(b)	11,924	12,217,131
6.75%, 03/15/22 (Call 03/15/21)(b)	14,901	14,903,273
9.75%, 08/01/27 (Call 08/01/23)(b)	10,464	11,876,640

		51,102,721

Total Corporate Bonds & Notes — 97.4% (Cost: $26,262,423,978)		26,555,096,571

Floating Rate Loan Interests

Oil & Gas — 0.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 2020 2nd Lien Term Loan, 1.00%, 11/01/25(g)	23,239	24,569,433

Total Floating Rate Loan Interests — 0.1% (Cost: $23,239,000)		24,569,433

Common Stocks

Media — 0.0%
AMC Entertainment Inc., (Acquired 7/31/20, Cost: 0)(h)(i)(j)	65	278,549

Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp.(i)	224	5,069,753

Total Common Stocks — 0.0% (Cost $13,948,653)		5,348,302

Security	Shares (000)	Value

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(i)	672	$2,835,329

Total Warrants — 0.0% (Cost $2,882,370)		2,835,329

Short-Term Investments

Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(k)(l)(m)	2,464,073	2,465,551,490
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(k)(l)	492,020	492,020,000

		2,957,571,490

Total Short-Term Investments — 10.8% (Cost: $2,956,753,722)		2,957,571,490

Total Investments in Securities — 108.3% (Cost: $29,259,247,723)		29,545,421,125

Other Assets, Less Liabilities — (8.3)%		(2,272,602,536)

Net Assets — 100.0%		$27,272,818,589

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Fixed rate.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $278,549, representing less than 0.05% of its net assets as of period end, and an original cost of $0.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® iBoxx $ High Yield Corporate Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,093,745,759	$372,902,315	(a)	$—	$(449,755)	$(646,829)	$2,465,551,490	2,464,073	$9,366,307	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	256,613,000	235,407,000	(a)	—	—	—	492,020,000	492,020	460,948		—

					$(449,755)	$(646,829)	$2,957,571,490		$9,827,255		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$26,555,096,571	$—	$26,555,096,571
Floating Rate Loan Interests	—	24,569,433	—	24,569,433
Common Stocks	5,069,753	—	278,549	5,348,302
Warrants	—	2,835,329	—	2,835,329
Money Market Funds	2,957,571,490	—	—	2,957,571,490

	$2,962,641,243	$26,582,501,333	$278,549	$29,545,421,125